Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands			12 Months Ended
	Nov. 02, 2018	Nov. 02, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax rate on taxable income	15.00%		15.00%
HNTE, reduced tax rate		15.00%
Withholding income tax rate					10.00%
Withholding income tax rate, Foreign invested enterprise				5.00%
Withholding income tax rate, ownership threshold			25.00%
Net operating loss carryforwards			¥ 31,218	¥ 30,177	¥ 55,346
Net operating loss carryforwards, valuation allowance			30,613	30,113	55,217
Net operating loss carryforwards, expected to be utilized			¥ 605	¥ 64	¥ 129
Net operating loss carryforwards, carry over period			10 years	5 years
Net operating loss carryforwards, expiration term			2023 to 2030
Inland Revenue, Hong Kong [Member]
Tax rate on taxable income			16.50%
State Administration of Taxation, China [Member]
Tax rate on taxable income			25.00%